EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning Balance	$ 11,053,000	$ 10,052,000
Acquisition costs - Note 4	34,524,000
Drilling And Exploration	677,000	1,047,000
Assessments And Taxes	156,000	68,000
Effect Of Movements In Exchange Rates	(9,000)	3,000
Option income (Note 7)	(30,000)	(117,000)
Ending Balance	46,371,000	11,053,000
La Preciosa, Mexico [Member]
Statement [Line Items]
Beginning Balance	0	0
Acquisition costs - Note 4	34,524,000
Drilling And Exploration	89,000	0
Assessments And Taxes	61,000	0
Effect Of Movements In Exchange Rates	0	0
Option income (Note 7)	0	0
Ending Balance	34,674,000	0
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Beginning Balance	1,000	1,000
Acquisition costs - Note 4	0
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Effect Of Movements In Exchange Rates	0	0
Option income (Note 7)	0	0
Ending Balance	1,000	1,000
Avino, Mexico [Member]
Statement [Line Items]
Beginning Balance	11,052,000	10,051,000
Acquisition costs - Note 4	0
Drilling And Exploration	588,000	1,047,000
Assessments And Taxes	95,000	68,000
Effect Of Movements In Exchange Rates	(9,000)	3,000
Option income (Note 7)	(30,000)	(117,000)
Ending Balance	$ 11,696,000	$ 11,052,000